Financial risk management - Changes in liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Beginning of period	$ 208,613,000	$ 345,020,000
Liabilities Arising From Financing Activities Excluding Tolling Agreement Lease Liability		208,613,000
Changes from financing cash flows	21,208,000	(155,123,000)
Effect of changes in foreign exchange rates	22,772,000	(10,331,000)
Interest expense	13,943,000	15,992,000
Other changes	2,616,000	13,055,000
End of period	269,152,000	208,613,000
Dividends paid	(10,451,000)	(9,758,000)
Other amounts paid due to net financing activities	(17,744,000)	(20,385,000)
Payments to acquire own shares	(4,691,000)	(2,428,000)
Net cash (used) in financing activities	3,464,000	(175,508,000)
Bank borrowings.
Financial risk management
Beginning of period	57,162,000	46,548,000
Changes from financing cash flows	71,108,000	9,529,000
Effect of changes in foreign exchange rates	6,839,000	(2,389,000)
Interest expense	5,000,000	3,887,000
Other changes	(97,000)	(413,000)
End of period	140,012,000	57,162,000
Obligations under leases
Financial risk management
Beginning of period	69,452,000	66,250,000
Changes from financing cash flows	(16,186,000)	(16,201,000)
Effect of changes in foreign exchange rates	7,849,000	(3,794,000)
Interest expense	5,906,000	5,935,000
Other changes	2,662,000	17,262,000
End of period	69,683,000	69,452,000
Debt instruments
Financial risk management
Beginning of period	10,135,000	154,780,000
Changes from financing cash flows	13,117,000	(144,993,000)
Effect of changes in foreign exchange rates	1,726,000	(114,000)
Interest expense	1,036,000	1,799,000
Other changes		(1,337,000)
End of period	26,014,000	10,135,000
Financial loans from government agencies
Financial risk management
Beginning of period	71,864,000	77,442,000
Changes from financing cash flows	(46,831,000)	(3,458,000)
Effect of changes in foreign exchange rates	6,358,000	(4,034,000)
Interest expense	2,001,000	4,371,000
Other changes	51,000	(2,457,000)
End of period	$ 33,443,000	$ 71,864,000